Leader Short Term High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Principal Amount ($)			Variable Rate	Coupon Rate (%)	Maturity	Value ($)
		CORPORATE BONDS - 54.2%
		BANKING - 3.7%
1,500,000		VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	1,648,380

		DIVERSIFIED INDUSTRIALS - 3.0%
1,800,000		General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	1,414,997

		LEISURE FACILITIES & SERVICES - 7.8%
1,000,000		Royal Caribbean Cruises Ltd.		5.2500	11/15/2022	896,875
1,000,000		Royal Caribbean Cruises Ltd. (b)		11.5000	6/1/2025	1,159,969
1,500,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)		5.5000	3/1/2025	1,487,812
						3,544,656
		OIL & GAS PRODUCERS - 16.2%
1,700,000		Antero Resources Corp.		5.1250	12/1/2022	1,465,782
1,000,000		Antero Resources Corp.		5.6250	6/1/2023	799,050
2,000,000		Antero Resources Corp.		5.0000	3/1/2025	1,375,220
2,000,000		Oasis Petroleum, Inc.		6.8750	1/15/2023	390,000
3,500,000		Oasis Petroleum, Inc. (b)		6.2500	5/1/2026	641,042
2,500,000		QEP Resources, Inc.		5.6250	3/1/2026	1,614,138
1,000,000		Southwestern Energy Co.		7.5000	4/1/2026	1,023,055
						7,308,287
		RETAIL - 8.0%
3,000,000		Kohl's Corp.		9.5000	5/15/2025	3,616,125

		SOFTWARE - 4.7%
2,000,000		Rackspace Hosting, Inc. (b)		8.6250	11/15/2024	2,107,360

		SPECIALTY FINANCE - 6.4%
1,000,000		AerCap Holdings NV (a)	H15T5Y + 4.54%	5.8750	10/10/2079	785,605
2,200,000		Starwood Property Trust, Inc.		4.7500	3/15/2025	2,125,519
						2,911,124
		TRANSPORTATION & LOGISTICS - 4.4%
2,200,000		Delta Airlines, Inc.		3.7500	10/28/2029	1,965,596

		TOTAL CORPORATE BONDS (Cost - $29,008,577)				24,516,525

		CONVERTIBLE BONDS - 5.0%
		BEVERAGES - 1.4%
1,500,000		Luckin Coffee, Inc. (b)		0.7500	1/15/2025	615,000

		STEEL - 3.6%
2,000,000		United States Steel Corp. (b)		5.0000	11/1/2026	1,636,417

		TOTAL CONVERTIBLE BONDS (Cost - $2,238,951)				2,251,417
Shares		PREFERRED STOCKS - 2.3%		Dividend Rate (%)
		AUCTION RATE PREFERRED STOCKS - 2.3%
27		Eaton Vance Senior Floating-Rate Trust Series C (c,d,e)		0.1350	Perpetual	621,000
18		Eaton Vance Senior Floating-Rate Trust Series D (c,d,e)		0.1670	Perpetual	414,000
		TOTAL PREFERRED STOCKS (Cost - $1,125,000)				1,035,000

		CLOSED - END FUND - 2.9%
70,000		PIMCO Dynamic Credit and Mortgage Income Fund (Cost - $1,114,119)				1,325,100

		EXCHANGE TRADED FUND - 3.1%
60,000		Alerian MLP ETF (Cost - $2,412,120)				1,385,400

		SHORT - TERM INVESTMENT - 31.0%
		MONEY MARKET FUND - 31.0%
14,032,269		Federated Treasury Obligations Fund - Institutional Class 0.04% (a) (Cost - $14,032,269)				14,032,269

		TOTAL INVESTMENTS - 98.5% (Cost - $49,931,036)				$ 44,545,711
		OTHER ASSETS LESS LIABILITIES - 1.5%				669,670
		NET ASSETS - 100.0%				$ 45,215,381

		ETF - Exchange Traded Fund
		H15T5Y - US Treasury Yield Curve T-Note Constant Maturity 5 Year
		H15T10Y - US Treasury Yield Curve T-Note Constant Maturity 10 Year
		LIBOR - London Interbank Offered Rate
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	(a)	Variable rate security; the rate shown represents the rate at August 31, 2020.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration
		to qualified institutional buyers. At August 31, 2020, these securities amounted to $7,647,600 or 16.9% of net assets.
	(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
	(d)	The Advisor or Trustees have determined these securities to be illiquid. On August 31, 2020, these securities amounted to $1,035,000 or 2.9 % of net assets.
	(e)	Rate shown represents the dividend rate as of August 31, 2020.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	CORPORATE BONDS - 47.9%
	BANKING - 5.5%
500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	549,460

	DIVERSIFIED INDUSTRIALS - 7.8%
1,000,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	786,109

	LEISURE FACILITIES & SERVICES - 4.9%
500,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)		5.5000	3/1/2025	495,938

	OIL & GAS PRODUCERS - 22.3%
600,000	Antero Resources Corp.		5.1250	12/1/2022	517,335
500,000	Antero Resources Corp.		5.6250	6/1/2023	399,525
750,000	Oasis Petroleum, Inc.		6.8750	3/15/2022	148,125
1,000,000	Oasis Petroleum, Inc.		6.8750	1/15/2023	195,000
500,000	Range Resources Corp.		4.8750	5/15/2025	467,762
500,000	Southwestern Energy Co.		7.5000	4/1/2026	511,528
					2,239,275
	SPECIALTY FINANCE - 2.9%
300,000	Starwood Property Trust, Inc.		4.7500	3/15/2025	289,844

	TRANSPORTATION & LOGISTICS - 4.5%
500,000	Delta Air Lines. Inc.		3.7500	10/28/2029	446,726

	TOTAL CORPORATE BONDS (Cost - $6,301,612)				4,807,352

	CONVERTIBLE BOND - 7.7%
	SOFTWARE - 3.6%
300,000	Datadog, Inc. (b)		0.1250	6/15/2025	359,023

	STEEL - 4.1%
500,000	United States Steel Corp. (b)		5.0000	11/1/2026	409,104

	TOTAL CONVERTIBLE BONDS (Cost - $738,625)				768,127

	U.S. TREASURY BONDS - 19.4%
2,000,000	United States Treasury Bond (Cost - $1,959,375)		1.3750	8/15/2050	1,947,812

Shares	PREFERRED STOCK - 6.8%		Dividend Rate (%)
	ELECTRICAL EQUIPMENT - 2.3%
250	Fortive Corp.		5.0000	7/1/2021	228,937

	SPECIALTY FINANCE - 4.5%
20,000	AGNC Investment Corp. (a)	3 Month LIBOR + 4.70%	6.1250	Perpetual	450,600

	TOTAL PREFERRED STOCK (Cost - $742,329)				679,537

	EXCHANGE TRADED FUND - 6.9%
30,000	Alerian MLP ETF (Cost - $1,213,985)				692,700

	SHORT-TERM INVESTMENT - 29.5%
	MONEY MARKET FUND - 29.5%
2,967,084	Federated Treasury Obligations Fund - Institutional Class 0.04% (a) (Cost - $2,967,084)				2,967,084

	TOTAL INVESTMENTS - 118.2% (Cost - $13,923,010)				$ 11,862,612
	LIABILITIES LESS OTHER ASSETS- (18.2) %				(1,822,557)
	NET ASSETS - 100.0%				$ 10,040,055

	H15T10Y - US Treasury Yield Curve T-Note Constant Maturity 10 Year
	LIBOR - London Interbank Offer Rate
	Perpetual - Perpetual stocks and bonds are fixed income instruments without defined maturity dates
(a)	Variable rate security; the rate shown represents the rate at August 31, 2020.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from
	registration to qualified institutional buyers. On August 31, 2020, these securities amounted to $1,264,065 or 12.6 % of net assets.

Leader High Quality Low Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	CORPORATE BONDS - 20.1%
	ASSET BACKED SECURITIES - 12.9%
2,500,000	ALM XVI Ltd. 2015-16A AA BR2 (a,b)	3 Month LIBOR + 1.90%	2.1750	7/15/2027	2,476,437
250,000	Babson CLO Ltd. 2015-IIA B2R (a,b)	3 Month LIBOR + 1.59%	1.8618	10/20/2030	248,204
500,000	Carlyle Global Market Strategies CLO 2013-2A CR Ltd. (a,b)	3 Month LIBOR + 1.65%	1.9217	1/18/2029	473,792
3,000,000	CIFC Funding Ltd. 2013-2A A2LR (a,b)	3 Month LIBOR + 1.60%	1.8718	10/18/2030	2,982,471
2,970,000	Highbridge Loan Management Ltd. 7A-2015 CR (a,b)	3 Month LIBOR + 1.70%	1.9801	3/15/2027	2,873,475
800,000	Madison Park Funding XI Ltd. 2013-11A CR (a,b)	3 Month LIBOR + 2.20%	2.4555	7/23/2029	795,028
2,500,000	Madison Park Funding XIII Ltd. 2014-13A CR (a,b)	3 Month LIBOR + 1.90%	2.1718	4/19/2030	2,459,382
					12,308,789
	AUTOMOTIVE - 1.1%
1,000,000	Ford Motor Credit Co LLC		4.1250	8/17/2027	999,185

	LEISURE FACILITIES & SERVICES - 1.0%
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)		5.5000	3/1/2025	991,875

	RETAIL - DISCRETIONARY - 2.4%
2,000,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (b)		10.5000	5/15/2025	2,327,190

	SPECIALTY FINANCE - 0.8%
1,000,000	AerCap Holdings NV (a)	H15T5Y + 4.54%	5.8750	10/10/2079	785,605

	TRANSPORTATION & LOGISTICS - 1.9%
2,000,000	Delta Air Lines, Inc.		3.7500	10/28/2029	1,786,905

	TOTAL CORPORATE BONDS - (Cost - $18,847,453)				19,199,549

	CONVERTIBLE BONDS - 3.9%
	SOFTWARE - 1.3%
1,000,000	Zscaler, Inc. (b)		0.1250	7/1/2025	1,208,700

	STEEL - 2.6%
3,000,000	United States Steel Corp. (b)		5.0000	11/1/2026	2,454,626

	TOTAL CONVERTIBLE BONDS - (Cost - $3,537,500)				3,663,326

Shares	SHORT-TERM INVESTMENT - 73.2%
	MONEY MARKET FUND - 73.2%
69,892,494	Federated Treasury Obligations Fund - Institutional Class 0.04% (Cost - $69,892,494) (a)				69,892,494

	TOTAL INVESTMENTS - 97.2% (Cost - $92,277,447)				$ 92,755,369
	OTHER ASSETS LESS LIABILITIES - 2.8%				2,663,120
	NET ASSETS - 100.0%				$ 95,418,489

	CLO - Collateralized Loan Obligation
	H15T5Y - US Treasury Yield Curve T-Note Constant Maturity 5 Year
(a)	Variable rate security; the rate shown represents the rate at August 31, 2020.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified
	institutional buyers. On August 31, 2020, these securities amounted to $19,291,180 or 20.2 % of net assets.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

 Securities Valution -  Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange.  Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange.  Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.  Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.  In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2020 for each Fund’s assets and liabilities measured at fair value:

Leader Short Term High Yield Bond Fund
Assets *		Level 1	Level 2	Level 3		Total
Investments
Corporate Bonds		$ -	$ 24,516,525		$ -	$ 24,516,525
Convertible Bond		-	2,251,417		-	2,251,417
Preferred Stocks		-	1,035,000		-	1,035,000
Close-Ended Fund		1,325,100	-		-	1,325,100
Exchange Traded Funds		1,385,400	-		-	1,385,400
Short-Term Investments		14,032,269	-		-	14,032,269
Total Investments		$ 16,742,769	$ 27,802,942		$ -	$ 44,545,711

Leader Total Return Fund

Assets *		Level 1	Level 2	Level 3		Total
Investments
Corporate Bonds		$ -	$ 4,807,352		$ -	$ 4,807,352
Convertible Bonds		-	768,127		-	768,127
U.S. Treasury Bonds		-	1,947,812		-	1,947,812
Preferred Stock		-	679,537		-	679,537
Exchange Traded Fund		692,700	-		-	692,700
Short-Term Investments		2,967,084	-		-	2,967,084
Total Investments		$ 3,659,784	$ 8,202,828		$ -	$ 11,862,612
Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

Leader High Quality Low Duration Bond Fund

Assets *		Level 1	Level 2	Level 3		Total
Investments
Corporate Bonds		$ -	$ 19,199,549		$ -	$ 19,199,549
Convertible Bonds		-	3,663,326		-	3,663,326
Short-Term Investments		69,892,494	-		-	69,892,494
Total Investments		$ 69,892,494	$ 22,862,875		$ -	$ 92,755,369
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”).  An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts.  ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security.  Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close.  The ETFs in which a Portfolio invests may be subject to liquidity risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price.  To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.  In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis
The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at August 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Deprecation)
Short Term High Yield	$ 49,982,066	$ 1,472,445	$ (6,908,800)	$ (5,436,355)
Total Return	13,923,010	152,175	(2,212,573)	(2,060,398)
High Quality	92,277,447	665,986	(188,064)	477,922

Underlying Investment in Other Investment Companies - Leader Short Term High Yield, Total Return and High Quality Low Duration currently invest a portion of their assets in Federated Treasury obligations Fund.  The Leader Short Term High Yield, Total Return and High Quality Low Duration Funds may redeem its investment from Federated Treasury obligations Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Leader Short Term High Yield, Total Return and High Quality Low Duration Funds may be directly affected by the performance of the Federated Treasury Obligations Fund. The financial statements of the Federated Treasury Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2020 the percentage of the Leader Short Term High Yield, Total Return and SHort Term High Yield Fund’s net assets invested in the Federated Treasury Obligations Fund was 31.0%, 29.5% and 73.2%, respectively.